Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Gain on Divestiture within Income from Discontinued Operations

The Company recognized a gain on the divestiture within income from discontinued operations as follows:

Proceeds on disposal, net of transaction costs	$549
Net assets disposed	438

Pre-tax gain on divestiture	111
Income taxes	66

Gain on divestiture, net of tax	$45

Reconciliation of Major Classes of Line Items Constituting Income (Loss) from Discontinued Operations, Net of Tax as Presented in Statements of Income

The following table summarizes the results of the interiors operations classified as discontinued operations for the year ended December 31, 2015:

2015

Sales	$1,737

Costs and expenses
Cost of goods sold	1,635
Depreciation and amortization	13
Selling, general and administrative	58
Equity income	(11)

Income from discontinued operations before income taxes and gain on divestiture	42
Income taxes	20

Income from discontinued operations before gain on divestiture	22
Gain on divestiture of discontinued operations, net of tax	45

Income from discontinued operations, net of tax	$67